Mineral Property, Plant and Equipment (Net Value Carrying Values) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,360.1	$ 3,173.8
Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,360.1	3,173.8
Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	367.9	329.8
Corporate and other | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	169.1	150.7
Corporate and other | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21.1	17.5
Operating segments | Young-Davidson | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,500.3	1,504.7
Operating segments | Young-Davidson | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	73.5	68.4
Operating segments | Island Gold | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,397.7	1,174.6
Operating segments | Island Gold | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	243.4	185.1
Operating segments | Mulatos1 | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	293.0	343.8
Operating segments | Mulatos1 | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 29.9	$ 58.8